Redeemable Convertible Preferred Stock - Narrative (Details) $ in Thousands			12 Months Ended
	Jul. 01, 2021 shares	Apr. 07, 2021 USD ($) shares	Dec. 31, 2021 USD ($) d shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Temporary Equity [Line Items]
Aggregate purchase price received			$ 50,000	$ 6,774	$ 25,251
Exchange ratio	71.26
Series D Preferred Stock
Temporary Equity [Line Items]
Issuance of shares | shares		62,500
Aggregate purchase price received		$ 50,000
Issuance of Series D stock		51,800
Contingent consideration related to anti-dilution provision		6,400
Non-cash payment for up front research and development costs		$ 8,200
Series A Preferred Stock
Temporary Equity [Line Items]
Stock issued upon conversion of convertible securities (in shares) | shares	5,000,000
Number of shares issued upon conversion | shares			1
Period until entitlement of forced conversion option			3 years
Conversion metric, common stock closing price as percentage of issue price			130.00%
Conversion metric, threshold trading days | d			20
Conversion metric, threshold consecutive trading days | d			30
Common stock
Temporary Equity [Line Items]
Stock issued upon conversion of convertible securities (in shares) | shares	63,885,490